UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Smead Value Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.64%
Banks - 4.57%
Wells Fargo & Co.	107,249	3,649,683
Consumer Services - 9.23%
H&R Block, Inc.	153,511	2,542,142
McDonald's Corp.	19,896	1,780,493
Starbucks Corp.	61,307	3,041,440
		7,364,075
Diversified Financials - 9.13%
Bank Of America Corporation	288,281	2,303,365
Franklin Resources, Inc.	23,540	2,763,596
JPMorgan Chase & Co.	59,780	2,220,229
		7,287,190
Food & Staples Retailing - 3.88%
Walgreen Co.	86,583	3,096,208
Health Care Equipment & Services - 2.38%
Medtronic, Inc.	46,710	1,899,229
Insurance - 7.66%
Aflac, Inc.	74,504	3,440,595
Berkshire Hathaway, Inc. (a)	31,732	2,676,277
		6,116,872
Media - 12.61%
Comcast Corp.	84,761	2,786,094
Gannett Co., Inc.	236,738	3,612,622
Walt Disney Co.	74,176	3,669,487
		10,068,203
Pharmaceuticals, Biotechnology & Life Sciences - 23.29%
Abbott Laboratories	44,556	2,920,200
Amgen, Inc.	41,920	3,517,926
Bristol-Myers Squibb Co.	73,394	2,422,736
Johnson & Johnson	22,989	1,550,148
Merck & Co., Inc.	66,025	2,842,376
Mylan, Inc. (a)	107,121	2,524,842
Pfizer, Inc.	118,318	2,823,068
		18,601,296
Retailing - 14.94%
Cabela's, Inc. (a)	97,863	4,698,403
Home Depot, Inc.	67,604	3,836,527
Nordstrom, Inc.	58,726	3,396,124
		11,931,054
Software & Services - 9.95%
Accenture PLC (b)	41,786	2,574,018
eBay, Inc. (a)	113,128	5,370,186
		7,944,204
TOTAL COMMON STOCKS (Cost $58,120,543)		77,958,014

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 4.06%
Money Market Funds - 4.06%
Dreyfus Cash Management, 0.082%	3,244,140	3,244,140
TOTAL SHORT-TERM INVESTMENTS (Cost $3,244,140)		3,244,140

Total Investments (Cost $61,364,683) - 101.70%		81,202,154
Liabilities in Excess of Other Assets - (1.70)%		(1,359,971)
TOTAL NET ASSETS - 100.00%		$79,842,183

(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$61,364,683
Gross unrealized appreciation	20,119,141
Gross unrealized depreciation	(281,670)
Net unrealized appreciation	$19,837,471

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Total Common Stock*	$77,958,014	$-	$-	$77,958,014
Short-Term Investments	3,244,140	-	-	3,244,140
Total Investments in Securities	$81,202,154	$-	$-	81,202,154

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2012.

The Fund held no Level 3 securities during the period ended August 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          10/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                                   Joseph Neuberger, President

Date          10/23/2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          10/23/2012

* Print the name and title of each signing officer under his or her signature.